UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


    This Rule 24f-2 Notice is filed on behalf of IDEX Mutual Funds (the "Fund") pursuant to Rule 24f-2 under the Investment Company Act of 1940.

1.        Name and address of issuer:

               IDEX Mutual Funds
               570 Carillon Parkway
               St. Petersburg, FL 33716

2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
          classes).                                                          [X]

3.        Investment Company Act File Number:      1940 Act File Number 811-4556
                                                   1933 Act File Number 33-2659

4.(a)     Last day of fiscal year for which this Form is filed: October 31, 1999

4.(b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)

          NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4.(c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.        Calculation of registration fee:

          (i)      Aggregate sale price of securities sold during the
                   fiscal year pursuant to section 24(f):                       $3,874,107,652

          (ii)     Aggregate price of securities redeemed
                   or repurchased during the fiscal year:                       $2,951,650,660

          (iii)    Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees
                   payable to the Commission:                                   $   -0-



          (iv)     Total available redemption credits
                   (add Items 5(ii) and 5 (iii):                                $2,951,650,660
          (v)      Net sales - if Item 5(i) is greater than Item 5(iv)
                   [subtract Item 5(iv) from Item 5(i)]:                        $  922,456,992

          (vi)     Redemption credits available for use in future
                   years - if Item 5(i) is less than Item 5(iv)
                   [subtract Item 5(iv) from Item 5(i)]:                        $        NONE

          (vii)    Multiplier for determining registration fee
                   (See Instruction C.9):                                 .000264

          (viii)   Registration fee due [multiply Item 5(v) by                  $   243,528.64
                   Item t(vii)] (enter "0" if no fee is due):

6.        Prepaid Shares    N/A

          If the response to Item 5 (i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before [effective date of rescission of Rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: _________. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

7.        Interest due - if this Form is being filed more than 90 days after the
          end of the issuer's fiscal year (see Instruction D):              $0

8.        Total of the amount of the registration fee due plus any interest due
          [line 5(viii) plus line 7]:                              $243,528.64

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: CIK# - 0000787623 sent on 1/27/2000.

                   Method of Delivery:

                           [X]   Wire Transfer
                           [ ]   Mail or other means

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                           By:   /s/ JOHN K. CARTER
                                 ------------------
                                 John K. Carter, Esq.
                                 Vice President, Secretary and Counsel

                         Date:   January 28, 2000